Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Research and Development Expenses
Clinical trial related costs	$ 19,706	$ 19,472
Personnel compensation and related costs	11,295	7,850
Other research and development expenses	2,281	1,342
Research and development expenses	$ 33,282	$ 28,664